Income taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 28, 2020	Mar. 30, 2019
Tax Credit Carryforward [Line Items]
Non cash valuation allowance	$ 22,475,000	$ 19,276,000
Earliest Tax Year [Member]
Tax Credit Carryforward [Line Items]
Open tax year	2013
Latest Tax Year [Member]
Tax Credit Carryforward [Line Items]
Open tax year	2020
Domestic Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Federal non capital losses	$ 53,500,000
Domestic Tax Authority [Member] | Investment Tax Credit Carryforward [Member]
Tax Credit Carryforward [Line Items]
Capital losses	260,000
Domestic Tax Authority [Member] | Capital Loss Carryforward [Member]
Tax Credit Carryforward [Line Items]
Capital losses	$ 1,400,000